Related party transactions - Other Related Party Transactions (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2013	Nov. 30, 2012
Seabras Sapura | Secured debt | Sapura Esmeralda
Related Party Transaction [Line Items]
Maximum borrowing capacity			$ 36,000,000	$ 179,000,000
Seabras Sapura | TL Offshore Sdn. Bhd | Sponsor guarantee
Related Party Transaction [Line Items]
Total amount guaranteed	$ 161,000,000
Seabras Sapura | TL Offshore Sdn. Bhd | Sponsor guarantee | Predecessor
Related Party Transaction [Line Items]
Total amount guaranteed		$ 165,000,000